Property, plant and equipment - Summary of Capitalised Exploration Drilling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
At January 1	$ 2,911	$ 3,015	$ 3,654
Additions pending determination of proved reserves	1,967	1,298	1,024
Amounts charged to expense	(868)	(881)	(639)
Reclassifications to productive wells on determination of proved reserves	(874)	(531)	(577)
Other movements	0	10	(447)
At December 31	$ 3,136	$ 2,911	$ 3,015